Transamerica Investors, Inc.
Transamerica Premier Funds
Supplement dated March 4, 2008 to the
Prospectus dated May 1, 2007
     Investment Adviser. Effective March 1, 2008, Transamerica Asset Management, Inc. (formerly Transamerica Fund Advisors, Inc.) (“TAM”) will serve as the investment adviser for each Transamerica Premier Fund. Transamerica Investment Management, LLC (“TIM”), the Funds’ former investment adviser, remains responsible for the day-to-day management of the Funds, now as the Funds’ subadviser.
     TAM, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group.
     Under the new Investment Advisory Agreement between each of the Funds and TAM, TAM renders “manager of managers” services for the Funds by, among other things, selecting investment subadvisers to provide daily investment management services. As a “manager of managers,” TAM’s role is to assemble a group of one or more investment subadvisers, closely monitor their performance, and alter the composition of the group as necessary to adapt to market conditions or fund performance.
     As compensation for the services performed by TAM, the new Investment Advisory Agreement provides that each Fund will pay TAM an advisory fee, based on an annual rate of the Fund’s average daily net assets, as follows:

		Effective
		Advisory Fee
Fund	Advisory Fee	as of 12/31/07*
Transamerica Premier Focus Fund	0.85% for the first $1 billion of assets in the Fund; 0.82% of the next $1 billion; and 0.80% of assets in excess of $2 billion.	0.60%
Transamerica Premier Growth Opportunities Fund	0.85% for the first $1 billion of assets in the Fund; 0.82% of the next $1 billion; and 0.80% of assets in excess of $2 billion.	0.60%
Transamerica Premier Equity Fund	0.85% for the first $1 billion of assets in the Fund; 0.82% of the next $1 billion; and 0.80% of assets in excess of $2 billion.	0.69%
Transamerica Premier Diversified Equity Fund	0.75% for the first $1 billion of assets in the Fund; 0.72% of the next $1 billion; and 0.70% of assets in excess of $2 billion.	0.58%
Transamerica Premier Balanced Fund	0.75% for the first $1 billion of assets in the Fund; 0.72% of the next $1 billion; and 0.70% of assets in excess of $2 billion.	0.58%
Transamerica Premier High Yield Bond Fund	0.53%	0.53%
Transamerica Premier Cash Reserve Fund	0.33%	0.33%
Transamerica Premier Institutional Equity Fund	0.73%	0.73%

		Effective
		Advisory Fee
Fund	Advisory Fee	as of 12/31/07*
Transamerica Premier Institutional Small Cap Value Fund	0.83%	0.83%
Transamerica Premier Institutional Diversified Equity Fund	0.73%	0.73%
Transamerica Premier Institutional Bond Fund	0.43%	0.43%

*	Assumes the new Investment Advisory Agreement with TAM was in effect for the entirety of the fiscal year ended December 31, 2007.
     All of the Funds have in place an expense limitation agreement, pursuant to which TAM has undertaken to limit the Funds’ fees and expenses as follows:

	Maximum Operating
	Expense Limit (As a	Date on Which
	Percentage of	Operating Expense
Fund	Average Net Assets)	Limit Terminates
Transamerica Premier Focus Fund	1.40%	April 30, 2009
Transamerica Premier Equity Fund	1.15%	April 30, 2009
Transamerica Premier Growth Opportunities Fund	1.40%	April 30, 2009
Transamerica Premier Balanced Fund	1.10%	April 30, 2009
Transamerica Premier High Yield Bond Fund (Investor Class)	0.90%	April 30, 2009
Transamerica Premier High Yield Bond Fund (Institutional Class)	0.65%	April 30, 2009
Transamerica Premier Cash Reserve Fund	0.25%	April 30, 2009
Transamerica Premier Diversified Equity Fund	1.15%	April 30, 2009
Transamerica Premier Institutional Equity Fund	0.75%	April 30, 2009
Transamerica Premier Institutional Bond Fund	0.45%	April 30, 2008
Transamerica Premier Institutional Small Cap Value Fund	0.85%	April 30, 2008
Transamerica Premier Institutional Diversified Equity Fund	0.75%	April 30, 2008
     As a result of the expense limitations, the actual total operating expenses of each of the Funds would, as of the fiscal year ended December 31, 2007, have been the same under either the new or former advisory fee structure.
     Investment Subadviser. Effective March 1, 2008, TAM has entered into a new Investment Subadvisory Agreement with TIM. TIM, as subadviser to each of the Funds, continues to be responsible for the day-to-day management of the Funds’ portfolios.
     TIM, a Delaware limited liability company, is located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025. TIM is controlled by Transamerica Investment Services, Inc. (“TISI”). TISI is a subsidiary of Transamerica Corporation. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group.
     TAM (and not the Funds) pays TIM for its services. All amounts received by TAM from the Funds as advisory fees will be paid to TIM as subadvisory fees.
     TAM has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement.
     Subadviser Approval Policy. Effective March 1, 2008, the Funds may rely on an Order from the Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998) that permits the Funds and TAM, subject to certain conditions and without the approval of shareholders, to:

(1)	employ a new unaffiliated subadviser for any of the Funds pursuant to the terms of a new investment subadvisory agreement, either as a replacement for an existing subadviser or as an additional subadviser;

(2)	materially change the terms of any subadvisory agreement; and

(3)	continue the employment of an existing subadviser on subadvisory contract terms where a contract has been assigned because of a change of control of the subadviser.
     In such circumstances, shareholders will receive notice and information about the new subadviser within ninety (90) days after the hiring of any new subadviser.
     Legal Proceedings. As previously disclosed in the Funds’ proxy statement dated December 27, 2007, as part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting TAM and certain affiliates and former employees of TAM, the SEC staff has indicated that it is likely to take some action against TAM and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. The investigation does not affect any of the Funds. Although the impact of any action brought against TAM and/or its affiliates is difficult to assess at the present time, TAM believes that the likelihood that it will have a material adverse impact on TAM is remote. TAM and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TAM will take such actions that it deems necessary or appropriate to continue providing management services to mutual funds and to bring all matters to an appropriate conclusion. TAM and/or its affiliates, and not the Funds, will bear the costs regarding these regulatory matters.
* * *
Investors Should Retain This Supplement for Future Use

Transamerica Investors, Inc. (“TII”)
Transamerica Premier Funds
Supplement dated March 4, 2008 to the
Statement of Additional Information dated May 1, 2007
     Investment Adviser. Effective March 1, 2008, each of the Transamerica Premier Funds has entered into a new Investment Advisory Agreement with Transamerica Asset Management, Inc. (formerly Transamerica Fund Advisors, Inc.) (“TAM”) who will serve as the investment adviser for each Fund. TAM, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group.
     Investment Subadviser. Effective March 1, 2008, TAM has entered into a new Investment Subadvisory Agreement with Transamerica Investment Management, LLC (“TIM”) with respect to each of the Funds. TIM, a Delaware limited liability company, is located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025. TIM is controlled by Transamerica Investment Services, Inc. (“TISI”). TISI is a subsidiary of Transamerica Corporation. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group.
     Fundamental Investment Policies. Effective March 1, 2008, each Fund has adopted the following fundamental policies and restrictions:
1.	Borrowing. The Fund may not borrow money, except as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2.	Senior Securities. The Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.	Underwriting Securities. The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), except as permitted under the Securities Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act, the Fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

4.	Real Estate. The Fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things, (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

5.	Lending. The Fund may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
6.	Concentration.
     a. For all Funds, other than Transamerica Premier Cash Reserve Fund. The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.
     b. For Transamerica Premier Cash Reserve Fund only. The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities, except that the Fund may invest without limitation in obligations issued by banks.
7.	Commodities. The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
     These fundamental policies replace in their entirety the fundamental policies currently listed in the Statement of Additional Information. The Funds’ non-fundamental policies have not changed.
     Management. Effective March 1, 2008, the Directors of Transamerica Investors, Inc. (the “Corporation”) are as set forth below. The address of each Director is 570 Carillon Parkway, St. Petersburg, Florida 33716. The funds are among the funds advised and sponsored by TAM (collectively, the “Transamerica Asset Management Group”). The Transamerica Asset Management Group consists of the Corporation, the Transamerica Funds, AEGON/Transamerica Series Trust (“ATST”), Transamerica Income Shares, Inc. (“TIS”), The Diversified Investors Funds Group (“DIFG”), The Diversified Investors Funds Group II (“DIFG II”), Diversified Investors Strategic Variable Funds (“DISVF”) and Diversified Investors Portfolios (“DIP”).

			Principal Occupation(s) During
		Length of Time	Past 5 Years and Other	Number of Funds in
Name and Age	Position	Served	Directorships Held	Complex Overseen

INTERESTED DIRECTOR*
John K. Carter (DOB: 4/24/61)	Chairman, Director, Chief Executive Officer and President	Since 2008	President (2007 to present), Chief Executive Officer (2006 — present), Vice President, Secretary and Chief Compliance Officer (2003 - August 2006), TII; Chairman and Trustee (October 2007 — present);President and Chief Executive Officer, (July 2007 — present); DIP, DIFG, DIFG II and DISVF; Chairman (October 2007 — present); Trustee (September 2006 — present), President and Chief Executive Officer (July 2006 — present), Senior	171

			Principal Occupation(s) During
		Length of Time	Past 5 Years and Other	Number of Funds in
Name and Age	Position	Served	Directorships Held	Complex Overseen
			Vice President (1999 — June 2006), Chief Compliance Officer, General Counsel and Secretary (1999 — August 2006),Transamerica Funds and ATST; Chairman (October 2007 — present); Director (September 2006 — present); President and Chief Executive Officer (July 2006 — present), Senior Vice President (2002 — June 2006), General Counsel, Secretary and Chief Compliance Officer (2002 to August 2006),TIS; President and Chief Executive Officer (July 2006 — present); Senior Vice President (1999 — June 2006), Director (2000 — present); General Counsel and Secretary (2000 — August 2006), Chief Compliance Officer (2004 — August 2006), TAM; President and Chief Executive Officer (July 2006 - present), Senior Vice President (1999 — June 2006), Director (2001 — present), General Counsel and Secretary (2001 — August 2006), Transamerica Fund Services, Inc. (“TFS”); Vice President, AFSG Securities Corporation (2001 — present); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIFI”) (2002 — 2004); Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 — 2005) and TIM (2001 — 2005).
INDEPENDENT DIRECTORS
Sandra Bane (DOB: 6/15/52)	Director	Since 2003	Retired KPMG (1999 — present); Director, AGL Resources, Inc. (an energy services holding company) (2008—present); Big 5 Sporting Goods (2002 — present).	171

Leo J. Hill (DOB: 3/27/56)	Director	Since 2008	Principal, Advisor Network Solutions, LLC (business consulting) (2006 — present); Trustee, DIP, DIFG, DIFG II, and DISVF (2007 — present); Director, Transamerica Funds and TIS (2002 — present); Trustee, ATST (2001 — present); Owner and President, Prestige Automotive Group (2001 — 2005); President, L. J. Hill & Company (1999 — present); Market President, Nations Bank of Sun Coast Florida (1988 — 1999); President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 — 1998); Executive	171

			Principal Occupation(s) During
		Length of Time	Past 5 Years and Other	Number of Funds in
Name and Age	Position	Served	Directorships Held	Complex Overseen
			Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 — 1994); Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 — 1991).

Neal M. Jewell (DOB: 2/12/35)	Director	Since 2008	Retired (2004 — present); Trustee and Lead Independent Trustee, Transamerica Funds and ATST (2007 — present); Director and Lead Independent Director, TIS (2007 — present); Trustee and Lead Independent Trustee, DIP, DIFG, DIFG II, and DISVF (1993 — present); Independent Trustee, EAI Select Managers Equity Fund (a mutual fund) (1996 — 2004).	171

Russell A. Kimball, Jr. (DOB: 8/17/44)	Director	Since 2008	General Manager, Sheraton Sand Key Resort (1975—present); Trustee, DIP, DIFG, DIFG II, and DISVF (2007 — present); Director, Transamerica Funds and TIS (2002 — present); Trustee, ATST (1986 — present).	171

Eugene M. Mannella (DOB: 2/1/54)	Director	Since 2008	Self-employed consultant (2006 — present); President, Arapain Partners LLC (limited purpose broker-dealer) (1998 — present); Trustee, Transamerica Funds and ATST (2007 —o present); Director, TIS (2007 — present); Trustee, DIP, DIFG, DIFG II, and DISVF (1994 — present); President, International Fund Services (alternative asset administration) (1993 — 2005).	171

Norm R. Nielsen (DOB: 5/11/39)	Director	Since 2008	Retired (2005 — present); Trustee, DIP, DIFG, DIFG II, and DISVF (2007 — present); Director, TIS (2006 — present); Trustee, Transamerica Funds and ATST (2006 — present); Director, Iowa City Area Development (1996 — 2004); Director, Iowa Health Systems (1994 — 2003); Director, U.S. Bank (1987 — 1988); President, Kirkwood Community College (1979 — 2005) Buena Vista University Board of Trustees (2004 — present).	171

Joyce Galpern Norden (DOB: 6/1/39)	Director	Since 2008	Retired (2004 — present); Trustee, Transamerica Funds and ATST (2007 — present); Director, TIS (2007 — present); Trustee, DIP (2002 — present); Trustee, DIFG, DIFG II, and DISVF	171

			Principal Occupation(s) During
		Length of Time	Past 5 Years and Other	Number of Funds in
Name and Age	Position	Served	Directorships Held	Complex Overseen
			(1993 -present) Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 — 2004); Board of Governors, Reconstructionist College (2007-present).

Patricia L. Sawyer (DOB: 7/1/50)	Director	Since 2008	President and Executive Search Consultant, Smith & Sawyer LLC (consulting) (1989 — present); Trustee, Transamerica Funds and ATST (2007 — present); Director, TIS (2007 — present); Trustee, DIP, DIFG, DIFG II, and DISVF (1993 -present).	171

John W. Waechter (DOB: 2/25/52)	Director	Since 2008	Retired (2004 — present); Trustee, DIP, DIFG, DIFG II, and DISVF (2007 — present); Director, TIS (2004 — present); Trustee, Transamerica Funds and ATST (2004 — present); Executive Vice President, Chief Financial officer and Chief Compliance Officer, , William R. Hough & Co. (securities dealer) (1979 — 2004); Treasurer, The Hough Group of Funds (1993 — 2004).	171

*	Mr. Carter is an “interested person” of the Corporation as that term is defined in the 1940 Act.
OFFICERS
     The officers of the Corporation are set forth below. The address of each officer is 570 Carillon Parkway, St. Petersburg, Florida 33716.

		Length of Time	Principal Occupation(s)
Name and Age	Position	Served*	During Past 5 Years

John K. Carter (DOB: 4/24/61)	Chief Executive Officer and President	Since 2003	See the table above.

Dennis P. Gallagher (DOB: 12/19/70)	Vice President, General Counsel and Secretary	Since 2006	Vice President, General Counsel & Secretary, Transamerica Funds, ATST and TIS (September 2006 — present); Vice President, General Counsel and Secretary, DIP, DIFG, DIFG II and DISVF (July 2007 — present); Director, Senior Vice President, General Counsel and Secretary, TAM and TFS(September 2006 — present); Assistant Vice President, TCI (2007 — present); Director, Deutsche Asset Management (1998—2006).

		Length of Time	Principal Occupation(s)
Name and Age	Position	Served*	During Past 5 Years

Elizabeth L. Belanger (DOB: 1/7/72)	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer	Since 2007	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, Transamerica Funds, ATST and TIS (July 2007 — present); Deputy General Counseland Conflicts of Interest Officer (July 2007 — present); Assistant Secretary (August 2005 — present), , DIP, DIFG, DIFG II and DISVF; Vice President and Senior Counsel, Diversified Investment Adviser, Inc. (“Diversified”) (2005 — present) ; Director, TFLIC (April 2006 - present); Director of Compliance, Domini Social Investments LLC (November 2003 - May 2005); Associate, Bingham McCutchen LLP (September 1997-October 2003).

Joe Carusone (DOB: 9/8/65)	Vice President, Treasurer and Principal Financial Officer	Since 2007	Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, ATST and TIS (July 2007 — present); Vice President (July 2007 — present): Treasurer and Principal Financial Officer (2001 — present); DIP, DIFG, DIFG II and DISVF; Senior Vice President, TAM and TFS (2007 — present); Vice President Diversified (1999 — present); President, Diversified Investors Securities Corp. (“DISC”) (February 2007 — present); Director, TFLIC (2004 — present); Treasurer, Diversified Actuarial Services, Inc. (December 2002 — present).

Christopher A. Staples (DOB: 8/14/70)	Vice President and Chief Investment Officer	Since 2004	Vice President, Investment Administration (2004 — 2007); TII; Vice President (July 2007 — present), Chief Investment Officer (June 2007 - present), Senior Vice President (June 2007 — July 2007), Senior Vice President - Investment Management (July 2006 — June 2007), Vice President - Investment Management (2004 - July 2006), Transamerica Funds, ATST and TIS; Vice President and Chief Investment Officer, DIP, DIFG, DIFG II and DISVF (July 2007 — present); Director, Senior Vice President — Investment Management and Chief Investment Officer, TAM (July 2006 — present); Director, TFS (2005 - present); Assistant Vice President, Raymond James & Associates (1999 — 2004).

Rick Resnick (DOB: 1/24/67)	Vice President Chief Compliance Officer	Since 2008	Vice President and Chief Compliance Officer (January 2008 — present), Transamerica Funds, ATST and TIS; Vice President and Chief Compliance Officer, DISVF, DIFG, DIFGII and DIP (1998 — present); Senior Vice President and Chief Compliance Officer, TAM (2008 — present); Senior Vice President, TFS (2008 — present); Director, Vice President and Chief Compliance Officer, Diversified Investors Securities Corp. (1999 — present).

		Length of Time	Principal Occupation(s)
Name and Age	Position	Served*	During Past 5 Years

Michael A. Masson (DOB: 1/21/71)	Assistant Treasurer	Since 2007	Assistant Vice President (2005 — 2007), TII; Assistant Treasurer, (July 2007 — present); Assistant Vice President (2005 — 2007), Transamerica Funds, ATST and TIS; Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (July 2007 - present); Director of Financial Reporting, TFS and TAM (2005 — present); Assistant Vice President, JPMorgan Chase & Co. (1999 -2005).

Suzanne Valerio-Montemurro (DOB: 8/13/64)	Assistant Treasurer	Since 2007	Assistant Treasurer, Transamerica Funds. ATST and TIS (July 2007 — present); Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (July 2007 — present); Vice President, Diversified (1998 — present).